Shareholder Report, Line Graph (Details) 190991_Buffalo High Yield Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Buffalo High Yield Fund Investor Class
Accumulated Value	$ 16,552	$ 15,427	$ 13,765	$ 13,994	$ 13,724	$ 10,800	$ 11,571	$ 11,184	$ 10,837	$ 10,000	$ 17,304
Bloomberg U.S. Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Bond Index
Accumulated Value	11,777	11,190	10,899	11,426	11,931	11,589	10,815	10,346	10,192	10,000	$ 12,324
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. High Yield Index
Accumulated Value	$ 16,867	$ 15,665	$ 14,097	$ 14,608	$ 14,651	$ 11,882	$ 12,839	$ 12,119	$ 11,688	$ 10,000	$ 18,044